Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income (Loss) (thousands)(6)
					Total Shareholder Return (“TSR”)(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	4,482,208	872,365	1,975,139	633,611	14.28	(257,590)
2023	14,063,848	1,291,577	6,968,886	2,718,460	21.51	(327,265)
2022	14,797,837	1,395,619	4,967,452	(400,254)	42.16	(340,414)

Named Executive Officers, Footnote
(1)    The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Chang (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2024 Summary Compensation Table.”
	The dollar reported in column (d) represent the average of the amounts reported for our Company’s NEOs as a group (excluding Dr. Chang) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Dr. Chang) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024 and 2023, Dr. Roberts and Mr. Moore, and for 2022, Dr. Eric Schmidt, Dr. Rafael Amado, Dr. Alison Moore and Mr. Veer Bhavnagri, our former Chief Financial Officer, former Executive Vice President of Research and Development, former Chief Technical Officer and former General Counsel, respectively.
PEO Total Compensation Amount	$ 4,482,208	$ 14,063,848	$ 14,797,837
PEO Actually Paid Compensation Amount	$ 872,365	1,291,577	1,395,619
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Chang, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Chang during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Chang’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2024	4,482,208	3,418,643	(191,200)	872,365
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuations were performed using the Black-Sholes option pricing model, the lattice option pricing model or Monte Carlo simulation. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of the End of the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	1,797,020	(1,910,380)	(77,840)	(191,200)

Non-PEO NEO Average Total Compensation Amount	$ 1,975,139	6,968,886	4,967,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 633,611	2,718,460	400,254
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Chang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Chang) during 2024. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Chang) for 2024 to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,975,139	1,272,578	(68,950)	633,611

(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of the End of the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	668,935	(577,525)	(160,360)	(68,950)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended (the “Securities Act”), or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)

Because we are a clinical-stage company, we did not have any product-based revenue during the periods presented. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program. We also expect and have experienced higher net losses over time as we progress the development of our product candidates through clinical trials. Moreover, as a pre-commercial stage company with only limited, nonrecurring revenue associated with collaborations, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 14.28	21.51	42.16
Net Income (Loss)	$ (257,590,000)	$ (327,265,000)	$ (340,414,000)
PEO Name	Dr. Chang
Additional 402(v) Disclosure
(5)    Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022, 2023 or 2024.
(6)    The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay Versus Performance Table
We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,418,643)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,797,020
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,910,380)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,840)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,272,578)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,950)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	668,935
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,525)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (160,360)